SUBSEQUENT EVENT (Details) (Chevron, Vessel)	0 Months Ended	1 Months Ended
	Sep. 12, 2012	Sep. 30, 2012
Chevron | Vessel
Subsequent Event [Line Items]
Termination notice rendered by lessee	6 months	6 months